Business Segments (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Financial Information by Business Segment
Prior period business segment information has been restated to enable comparison between the relevant amounts for the fiscal years ended March 31, 2022, 2023 and 2024.

	Customer Business							Global Markets Business Group	Other	Total
	Digital Service Business Group	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total
		(in billions)
Fiscal year ended March 31, 2022:
Net revenue:	¥741.6	¥584.6	¥623.2	¥771.7	¥348.9	¥540.1	¥3,610.1	¥427.0	¥11.3	¥4,048.4
BK and TB(1):	257.2	390.3	496.8	1.9	106.3	362.2	1,614.7	203.4	53.2	1,871.3
Net interest income	218.0	160.8	210.7	2.1	9.3	171.6	772.5	231.5	148.6	1,152.6
Net fees	36.0	203.0	212.7	—	97.0	174.0	722.7	(8.7)	(57.4)	656.6
Other	3.2	26.5	73.4	(0.2)	—	16.6	119.5	(19.4)	(38.0)	62.1
Other than BK and TB	484.4	194.3	126.4	769.8	242.6	177.9	1,995.4	223.6	(41.9)	2,177.1
Operating expenses	558.9	490.9	320.9	528.0	241.4	295.3	2,435.4	253.0	127.6	2,816.0
Operating profit (loss)	¥182.7	¥93.7	¥302.3	¥243.7	¥107.5	¥244.8	¥1,174.7	¥174.0	¥(116.3)	¥1,232.4
Fixed assets(2)	¥140.6	¥191.7	¥155.8	¥1.0	¥13.3	¥133.0	¥635.4	¥108.4	¥550.3	¥1,294.1
Fiscal year ended March 31, 2023:
Net revenue:	¥748.1	¥614.5	¥800.9	¥870.6	¥360.8	¥712.6	¥4,107.5	¥409.1	¥(0.8)	¥4,515.8
BK and TB(1):	251.9	430.1	645.5	35.1	105.4	532.3	2,000.3	130.8	19.5	2,150.6
Net interest income	214.1	192.4	342.5	35.7	9.4	260.2	1,054.3	710.6	89.7	1,854.6
Net fees	34.9	199.0	228.3	—	96.0	243.2	801.4	(16.6)	(48.3)	736.5
Other	2.9	38.7	74.7	(0.6)	—	28.9	144.6	(563.2)	(21.9)	(440.5)
Other than BK and TB	496.2	184.4	155.4	835.5	255.4	180.3	2,107.2	278.3	(20.3)	2,365.2
Operating expenses	527.4	458.9	330.7	580.3	255.7	334.8	2,487.8	274.0	176.4	2,938.2
Operating profit (loss)	¥220.7	¥155.6	¥470.2	¥290.3	¥105.1	¥377.8	¥1,619.7	¥135.1	¥(177.2)	¥1,577.6
Fixed assets(2)	¥156.9	¥201.9	¥161.2	¥1.1	¥18.8	¥171.2	¥711.2	¥110.6	¥546.3	¥1,368.1
Increase in fixed assets(3)	¥37.0	¥41.9	¥37.1	¥0.6	¥11.6	¥23.4	¥151.5	¥23.2	¥34.2	¥208.9
Depreciation(3)	¥10.6	¥21.1	¥36.6	¥0.2	¥6.0	¥35.2	¥109.8	¥28.3	¥19.5	¥157.6
Fiscal year ended March 31, 2024:
Net revenue:	¥782.5	¥709.4	¥1,013.7	¥685.0	¥432.3	¥863.1	¥4,486.0	¥323.4	¥(37.6)	¥4,771.8
BK and TB(1):	253.1	492.5	829.5	29.3	118.6	781.0	2,504.0	21.8	40.2	2,566.0
Net interest income	213.0	232.7	501.1	29.3	14.7	413.8	1,404.6	113.2	99.1	1,616.9
Net fees	37.7	213.0	233.5	—	103.8	328.8	916.8	(15.0)	(16.4)	885.4
Other	2.4	46.8	94.9	—	0.1	38.4	182.6	(76.4)	(42.5)	63.7
Other than BK and TB	529.4	216.9	184.2	655.7	313.7	82.1	1,982.0	301.6	(77.8)	2,205.8
Operating expenses	536.6	464.0	343.9	382.9	307.3	361.4	2,396.1	300.0	232.8	2,928.9
Operating profit (loss)	¥245.9	¥245.4	¥669.8	¥302.1	¥125.0	¥501.7	¥2,089.9	¥23.4	¥(270.4)	¥1,842.9
Fixed assets(2)	¥186.8	¥228.6	¥169.2	¥1.6	¥21.2	¥170.9	¥778.3	¥114.3	¥502.3	¥1,394.9
Increase in fixed assets(3)	¥38.6	¥47.1	¥46.1	¥0.4	¥11.5	¥32.5	¥176.2	¥28.2	¥29.3	¥233.7
Depreciation(3)	¥14.7	¥24.6	¥42.1	¥0.2	¥9.1	¥42.1	¥132.8	¥32.5	¥16.3	¥181.6

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).
(2)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,286.1 billion as of March 31, 2022, ¥1,210.2 billion as of March 31, 2023 and
¥1,505.4 billion as of March 31, 2024, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.
(3)These amounts are related to the fixed assets of BK and TB included in the table above.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income
A reconciliation of operating profit and fixed assets under the internal management reporting system for the fiscal years ended March 31, 2022, 2023 and 2024 above to income before income tax expense shown in the accompanying consolidated statements of operations and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:

	2022	2023 (Restated)	2024
	(in billions)
Operating profit:	¥1,232	¥1,578	¥1,843
Provision for credit losses	(278)	(8)	(238)
Trading account losses—net	(1,174)	(1,385)	(1,067)
Equity investment securities gains (losses)—net	(109)	(139)	1,449
Debt investment securities gains—net	139	517	297
Foreign exchange losses—net	(9)	(33)	(427)
Equity in earnings of equity method investees—net	437	398	464
Impairment of goodwill	—	(34)	—
Impairment of intangible assets	(33)	(5)	(15)
Provision for off-balance sheet credit instruments	(46)	(21)	(33)
Reversal of impairment (impairment) of assets held for sale	(134)	134	—
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	(3)	(283)	—
Gain on sale of MUFG Union Bank	—	349	—
Loss on pension buyout	—	(84)	—
Other—net	(81)	(536)	(390)
Income (loss) before income tax expense (benefit)	¥(59)	¥448	¥1,883
Fixed assets:	¥1,294	¥1,368	¥1,395
U.S. GAAP adjustments and other	974	964	1,267
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,268	¥2,332	¥2,662